General	12 Months Ended
Dec. 31, 2017
Disclosure of notes and other explanatory information [Abstract]
General

1. GENERAL

(1)	Summary of the parent company

Woori Bank (hereinafter referred to the “Bank”), which is a controlling entity in accordance with International Financial Reporting Standards (“IFRS”) 10—Consolidated Financial Statements, was established in 1899 and is engaged in the commercial banking business under the Banking Act, trust business under the Financial Investment Services and Capital Market Act, and foreign currencies exchange business with approval from the Bank of Korea (“BOK”) and the Ministry of Finance and Economy (“MOFE”).

Previously, Woori Finance Holdings Co., Ltd., the former holding company of Woori Financial Group, established on March 27, 2001 held a 100% ownership of the Bank. Effective November 1, 2014, Woori Finance Holdings Co., Ltd. completed its merger with and into Woori Bank, its wholly-owned subsidiary, as contemplated by the merger agreement dated July 28, 2014, by and between Woori Finance Holdings Co., Ltd. and Woori Bank. Accordingly, the shares of the Bank, 597 million shares, prior to the merger, were reduced to nil in accordance with capital reduction procedure, and then, in accordance with the merger ratio, the Bank newly issued 676 million shares. As a result, as of December 31, 2017, the common stock of the Bank amounts, expressed in Korean Won (the “KRW” or “Won”), to 3,381,392 million Won.

During the year ended December 31, 2016, the Korea Deposit Insurance Corporation (“KDIC”), as the majority shareholder of the Bank, sold 187 million shares in the Bank in accordance with the contract of ‘Disposal of Woori Bank’s shares to Oligopolistic Shareholders’. In addition to the sale, during the year ended December 31, 2017, KDIC sold additional 33 million shares. As of December 31, 2016 and 2017, KDIC held 158 million shares and 125 million shares (23.37% and 18.43% ownership interest) respectively, of the Bank’s shares issued.

On June 24, 2002, Woori Finance Holdings Co., Ltd. listed its common shares on the Korea Exchange through public offering. In addition, on September 29, 2003, the holding company registered with the Securities and Exchange Commission in the United States of America and, on the same day, listed its American Depositary Shares on the New York Stock Exchange. As Woori Finance Holdings Co., Ltd. was merged into the Bank, the Bank, which is the existing company, succeeded such rights and obligations as a listed company on the Korea Exchange and the New York Stock Exchange.

As a result of such merger, the Bank incorporated Woori Card Co., Ltd., Woori Investment Bank Co., Ltd., Woori FIS Co., Ltd., Woori Private Equity Asset Management Co., Ltd., and Woori Finance Research Institute Co., Ltd. as its subsidiaries.

The head office of the Bank is located in 51 Sogong-ro, Jung Gu, Seoul, Korea. The Bank has 876 branches and offices in Korea, and 23 branches and offices overseas as of December 31, 2017.

(2)	The consolidated financial statements for Woori Bank and its subsidiaries (the “Group”) include the following subsidiaries:

		Percentage of ownership (%)
Subsidiaries	Main business	December 31, 2016	December 31, 2017
Woori Bank:
Woori FIS Co., Ltd.	System software development & maintenance	100.0	100.0
Woori Private Equity Asset Management Co., Ltd.	Finance	100.0	100.0
Woori Finance Research Institute Co., Ltd.	Other service business	100.0	100.0
Woori Card Co., Ltd.	Finance	100.0	100.0
Woori Investment Bank Co., Ltd.(*1)	Other credit finance business	58.2	59.8
Woori Credit Information Co., Ltd.	Credit information	100.0	100.0
Woori America Bank	Finance	100.0	100.0
Woori Global Markets Asia Limited	”	100.0	100.0
Woori Bank China Limited	”	100.0	100.0
AO Woori Bank	”	100.0	100.0
PT Bank Woori Saudara Indonesia 1906 Tbk(*1)	”	74.0	79.9
Banco Woori Bank do Brasil S.A.	”	100.0	100.0
Korea BTL Infrastructure Fund	”	99.9	99.9
Woori Fund Service Co., Ltd.	”	100.0	100.0
Woori Finance Cambodia PLC.	”	100.0	100.0
Woori Finance Myanmar Co., Ltd.	”	100.0	100.0
Wealth Development Bank	”	51.0	51.0
Woori Bank Vietnam Limited	”	100.0	100.0
Kumho Trust First Co., Ltd.(*2)	Asset securitization	0.0	0.0
Asiana Saigon Inc.(*2)	”	0.0	0.0
An-Dong Raja First Co., Ltd.(*6)	”	0.0	—
Consus Eighth Co., LLC(*2)	”	0.0	0.0
KAMCO Value Recreation First Securitization Specialty Co., Ltd.(*2)	”	15.0	15.0
Hermes STX Co., Ltd.(*2)	”	0.0	0.0
BWL First Co., LLC(*2)	”	0.0	0.0
Woori Poongsan Co., Ltd.(*6)	”	0.0	—
Deogi Dream Fourth Co., Ltd.(*2)	”	0.0	0.0
Jeonju Iwon Ltd.(*2)	”	0.0	0.0
Wonju I one Inc.(*2)	”	0.0	0.0
Heitz Third Co., Ltd.(*2)	”	0.0	0.0
Woorihansoop 1st Co., Ltd.(*2)	”	0.0	0.0
Electric Cable First Co., Ltd(*2)	”	0.0	0.0
Woori International First Co., Ltd.(*2)	”	0.0	0.0
Woori HJ First Co., Ltd.(*2)	”	0.0	0.0
Woori WEBST 1st Co., Ltd.(*2)	”	—	0.0
HNLD 1st Inc.(*2)	”	—	0.0
Wibihansoop 1st Co., Ltd.(*2)	”	—	0.0
Uri QS 1st Co., Ltd(*2)	”	—	0.0
Uri Display 1st Co., Ltd.(*2)	”	—	0.0
Tiger Eyes 2nd Co., Ltd.(*2)	”	—	0.0
Woori Serveone 1st Co., Ltd.(*2)	”	—	0.0
HeungkukWoori Tech Company Private Placement Investment Trust No.1 and 5 beneficiary certificates(*3)	Securities investment and others	—	—
Principle Guaranteed Trust(*4)	Trust	0.0	0.0
Principle and Interest Guaranteed Trust(*4)	”	0.0	0.0
Woori Bank and Woori Private Equity Asset Management Co., Ltd.:
Woori Private Equity Fund(*5)	Other financial business	31.9	—
Woori Private Equity Fund:
Woori EL Co., Ltd.(*5)	Other financial business	100.0	—
Woori Investment Bank:
Dongwoo First Securitization Specialty Co., Ltd.(*2)	Asset securitization	5.0	5.0
Seari First Securitization Specialty Co., Ltd.(*2)	Asset securitization	—	5.0
Namjong 1st Securitization Specialty Co., Ltd.(*2)	”	—	5.0
Bukgeum First Securitization Specialty Co., Ltd.(*2)	”	—	5.0
Woori Card Co., Ltd.:
TUTU Finance-WCI Myanmar Co., Ltd.	Finance	100.0	100.0
Woori Card one of 2017-1 Securitization Specialty Co., Ltd.(*2)	Asset securitization	—	0.5
Woori Card one of 2017-2 Securitization Specialty Co., Ltd.(*2)	”	—	0.5

(*1)	The entity issued a rights offering that entitles its existing shareholders to buy additional shares directly from the entity in proportion to its existing holders. But, some shareholders opted not to buy the new share and Woori Bank was able to purchase more shares than they would be in accordance with their ownership percentage. This purchase resulted in the increase of its ownership percentage.
(*2)	The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
(*3)	The entity is a structured entity for the purpose of investment in securities and is in scope for consolidation, considering that the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
(*4)	The entity is a money trust under the Financial Investment Services and Capital Markets Act and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
(*5)	Due to liquidation of Woori Private Equity Asset Management Co., Ltd. during the year ended December 31, 2017 the entity was excluded from the scope for consolidation.
(*6)	Due to liquidation during the year ended of December 31, 2017, the entity was excluded from the scope for consolidation.”

To determine whether the Group controls the structured entities, where the Group does not hold any ownership in them, the Group considered various factors in accordance with the Group’s accounting policy, which can be summarized as follows:

Involvement with the entity	The Group’s role within the entity	Structured Entities
The Group is involved with structured entities through the purchase of securities issued by the structured entities, such as senior, mezzanine, or subordinated bonds.

This is a case where the Group arranges the securitizations of its own or third parties’ assets and supports the transaction by purchasing the subordinated bond issued by the structured entity.

As for the consolidated structured entities in this category, the Group is significantly exposed to the variable returns from the entities through the subordinated holdings more than other investors and the Group has the power over relevant activities that significantly affect the variable return—such as the Group has the right to determine to wind down the entity, as a major investor, in case of default.

• KAMCO Value Recreation First Securitisation Specialty CO., Ltd.

The Group is involved with structured entities through the provision of credit facilities to the entities, such as through financial guarantee and purchase agreement of asset-backed commercial papers (‘ABCP’).

This is a case where the Group supports the securitization transactions through provision of liquidity facilities or other credit enhancements, such as financial guarantees. The Group also sponsors a number of asset-backed commercial paper (ABCP) conduits by arranging the acquisition of loans.

As for the consolidated structured entities in this category, the Group is significantly exposed to the variable returns from the entities through the financial guarantees or purchase

• Kumho Trust First Co., Ltd and 14 structured entities
agreement provided more than other investors and the Group has the power over relevant activities that significantly effects the variable return—such as the Group has the right to determine to dispose the securitized assets of the entity, through the contracts, in case of default.

The Group is involved with a structured entity by originating loans directly to the entity.

This is a case where the Group invests in a structured entity, such as origination of loans.

As for the consolidated structured entities in this category, the Group is significantly exposed to the variable returns from the entities through the loan originated and the Group has the power over relevant activities that significantly effects the variable return—such as the Group makes significant investment decisions.

• Consus Eighth Co., LLC.

The Group manages funds on behalf of the customers through the operation of trusts accounts.

This is a case where the Group is designated as a trustee by the customers (or investors) of the trusts to manage operations, investments, and financing, and they do not participate in such decision making process.

As for the consolidated structured entities in this category, the Group is exposed to expected loss from the trusts, through its provision of guarantee on the original principal or both of principal and interests.

• Principal guaranteed trusts • Principal and interest guaranteed trusts

(3)	As of December 31, 2016 and 2017, despite having more than a 50% ownership interests, the Group has not consolidated the following companies as the Group do not have the ability to control following subsidiaries:

	As of December 31, 2016
Entities	Location	Main business	Percentage of ownership (%)
Golden Bridge NHN Online Private Equity Investment(*1)	Korea	Securities Investment	60.0
Mirae Asset Maps Clean Water Private Equity Investment Trust 7th(*1)	Korea	Securities Investment	59.7
Kiwoom Yonsei Private Equity Investment Trust(*1)	Korea	Securities Investment	88.9
Kiwoom Frontier Professional Investment Private Fund 6 (Bond)(*2)	Korea	Securities Investment	50.0
	As of December 31, 2017
Subsidiaries	Location	Main Business	Percentage of ownership (%)
Golden Bridge NHN Online Private Equity Investment(*1)	Korea	Securities Investment	60.0
Mirae Asset Maps Clean Water Private Equity Investment Trust 7th(*1)	Korea	Securities Investment	59.7
Kiwoom Yonsei Private Equity Investment Trust(*1)	Korea	Securities Investment	88.9
Hana Walmart Real Estate Investment Trust 41-1(*1)	Korea	Securities Investment	90.1
IGIS Global Private Placement Real Estate Fund No. 148-1(*1)	Korea	Securities Investment	75.0
IGIS Global Private Placement Real Estate Fund No. 148-2(*1)	Korea	Securities Investment	75.0

(*1)	The Group owns the majority ownership interest in these structured entities, but has no power on the investees’ relevant activities. As results, it is deemed that the Group has no power or control on the structured entities.
(*2)	Due to redemption of the fund during 2017, the fund was excluded from the list as of December 31, 2017 above.

(4)	The summarized financial information before the elimination of intercompany transactions of the subsidiaries whose financial information were prepared under IFRS for the Group’s consolidated financial statements is as follows (Unit: Korean Won in millions):

	As of and for the year ended December 31, 2016
	Assets	Liabilities	Operating revenue	Net income (loss) attributable to owners	Comprehensive income (loss) attributable to owners
Woori FIS Co., Ltd.	141,329	105,821	244,783	1,048	1,432
Woori Private Equity Asset Management Co., Ltd.	97,338	53,244	2,154	312	219
Woori Finance Research Institute Co., Ltd.	3,710	334	4,445	108	100
Woori Card Co., Ltd.	7,606,108	6,180,893	1,555,373	109,393	116,381
Woori Investment Bank Co., Ltd.	1,576,627	1,404,566	178,572	23,872	23,897
Woori Credit Information	31,292	4,416	27,884	543	618
Woori America Bank	2,186,049	1,973,263	73,909	15,266	20,899
Woori Global Markets Asia Limited	272,008	147,581	7,255	1,863	5,582
Woori Bank (China) Limited	4,984,017	4,466,812	475,174	32,025	11,505
AO Woori Bank	239,860	188,474	16,221	5,650	15,553
PT Bank Woori Saudara Indonesia 1906 Tbk	2,089,822	1,693,111	179,014	24,573	48,542
Banco Woori Bank do Brasil S.A.	241,229	206,043	17,059	2,786	9,600
Korea BTL Infrastructure Fund	784,770	299	33,476	29,617	29,617
Woori Fund Service Co., Ltd.	11,386	1,372	7,787	1,011	1,011
Woori Finance Cambodia PLC.	32,405	24,751	4,545	1,250	1,494
Woori Finance Myanmar Co., Ltd.	4,305	2,651	380	(613)	(569)
Wealth Development Bank	209,779	174,446	12,519	1,248	1,876
Woori Bank Vietnam Limited	159,223	278	—	(346)	3,545
Money trust under the FISCM Act(*)	1,525,145	1,495,815	55,540	697	697
Structured entity for the securitization of financial assets	487,431	895,824	29,480	6,912	7,138
Structured entity for the investments in securities	4,397,163	1,898,977	137,896	56,605	61,535

	As of and for the year ended December 31, 2017
	Assets	Liabilities	Operating revenue	Net income (loss) attributable to owners	Comprehensive income (loss) attributable to owners
Woori FIS Co., Ltd.	103,932	71,386	252,460	1,940	(2,963)
Woori Private Equity Asset Management Co., Ltd.	42,894	2,670	7,257	(4,114)	(4,074)
Woori Finance Research Institute Co., Ltd.	3,790	350	4,733	83	64
Woori Card Co., Ltd.	8,605,993	6,973,705	1,771,157	101,214	107,321
Woori Investment Bank Co., Ltd.	1,880,157	1,588,610	183,376	20,023	20,210
Woori Credit Information Co., Ltd.	33,298	6,175	31,580	861	752
Woori America Bank	1,954,301	1,679,248	81,337	11,869	(16,833)
Woori Global Markets Asia Limited	290,226	178,343	11,345	1,922	(12,544)
Woori Bank (China) Limited	4,960,637	4,458,683	388,913	13,809	(15,252)
AO Woori Bank	201,704	149,101	15,656	4,748	1,217
PT Bank Woori Saudara Indonesia 1906 Tbk	2,230,617	1,745,171	192,485	38,488	(18,689)
Banco Woori Bank do Brasil S.A.	213,889	181,544	20,455	1,843	(2,840)
Korea BTL Infrastructure Fund	786,480	301	30,240	26,390	26,390
Woori Fund Service Co., Ltd.	12,653	1,242	9,021	1,398	1,398
Woori Finance Cambodia PLC.	51,304	32,873	5,895	983	(473)
Woori Finance Myanmar Co., Ltd.	18,236	5,307	2,506	791	15
Wealth Development Bank	191,049	156,808	13,632	1,323	(1,093)
Woori Bank Vietnam Limited	775,758	632,160	29,698	2,436	(15,347)
Money trust under the FISCM Act(*)	1,560,672	1,530,760	44,344	582	582
Structured entity for the securitization of financial assets	867,583	1,275,719	22,730	1,179	(2,800)
Structured entity for the investments in securities	34,939	76	377	(475)	(38,592)

(*)	FISCM Act: Financial Investment Services and Capital Markets Act

(5)	Structured entities

The Group is involved with structured entities, mainly through securitization of financial assets, investment fund, and money trust.

•	Structured entity for the securitization of financial assets

The structured entity is established for the purpose of securitization of project financing loans, corporate bonds, and other financial assets. The Group is involved with the structured entity through providing with credit facility over asset-backed commercial papers issued by the entity, originating loans directly to the structured entity, or purchasing 100% of the subordinated debts issued by the structured entity.

•	Structured entity for the investments in securities

The structured entity is established for the purpose of investments in securities. The Group acquires beneficiary certificates through its contribution of fund to the structured entity, and it is exposed to the risk that it may not be able to recover its fund depending on the result of investment performance of asset managers of the structured entity.

•	Money trust under the Financial Investment Services and Capital Markets Act

The Group provides with financial guarantee of principal and interest or principal only to some of its trust products. Due to the financial guarantees, the Group may be obliged to supplement when the principal and interest or principal of the trust product sold is short of the guaranteed amount depending on the result of investment performance of the trust product.

Structured entities are assessed for consolidation in accordance with the accounting policy set out in Note 2. (2), and also refer to Note 1. (2).

Consolidated structured entities

•	Securitizations

The Group uses structured entities to securitize loan and receivables, corporate bonds, and other financial assets that it has originated or acquired in order to diversify its source of funding for asset origination and capital efficiency purposes. In turn, the structured entities issue asset backed securities collateralized by the transferred financial assets. In these securitizations, various classes of debt securities are issued to the Group and third parties, and the structured entities have mainly issued subordinated notes to the Group, an assets transferor. The subordinated notes are designed to absorb potentially could be significant to the structured entities. These structured entities are generally consolidated when the Group has the power to direct the relevant activities of the entities and exposed to or have rights to variable returns from the entities. In addition, the Group involves with structured entities which are established by third parties mainly for securitization through provision of liquidity facilities including financial guarantees, which are designed to provide credit support to the entities, or investing in securities issued by structured entities or providing financing to structured entities through loans.

•	Investment funds

The Group has established a number of money market and non-money market funds where it is deemed to be acting as principal rather than agent its role as investment manager, the Group controls and hence consolidate these funds. Also the Group is deemed to control a number of third-party managed funds through its involvement as a principal in the funds.

•	Money trusts under the Trust Business Act

The Group has consolidated its guaranteed money trusts due to its provision of financial guarantee for investors over principal and interest or principal only. Thus, the Group may be obliged to supplement when the principal or interest of the money trusts is short of the guaranteed amount.

Unconsolidated structured entities

The Group has entered into various agreements with structured entities such as asset securitization vehicles, and structured finance and investment funds. Where it is determined in accordance with IFRS 10 that the Group has no controlling power over such structured entities, the entities are not consolidated. The nature of interests, which the Group retains, and the risks, to which the Group is exposed, of the unconsolidated structured entities are as follows:

Asset securitization vehicle issues asset-backed securities and redeems the principal and interest or distributes dividends on asset-backed securities with profits from collecting cash flows or sale of securitized assets. The Group, as a secondary guarantor, provides purchase commitments for its asset-backed securities or guarantees to such asset securitization vehicle and recognizes commission income or interest income related to the commitment or guarantees. Therefore, the Group would be exposed to risks to purchases or pays back asset-backed securities issued by the vehicles when a primary guarantor fails to provide the financing asset securitization vehicles.

Structured finance includes investments in project financing on real estates, social overhead capital (“SOC”), infrastructure and shipping finance. They are formed as special purpose entity by funding through equity investments and loans from various investors. Investment decisions are made by the Group based on business outlook of such projects. In relation to such investments, the Group recognizes interest income on loans, gains or losses on valuation of equity investments or dividend income. The structured finance is secured by additional funding agreement, guarantee or credit facilities. However, the structured financing project would fail to return the capital of equity investments or principal of loans to the Group if it is discontinued or did not achieve business outcome.

Investment funds include trusts and private equity funds. A trust is formed by contributions from various investors, operated by a manager engaged to the trust and distributed proceeds from sales of investments to the investors. A private equity fund is established in order to acquire ownership interests in a portfolio company with exit strategy after implementing financial and operational restructuring of the company. The Group recognizes unrealized gains or losses on change in value of investments in proposition of ownership interests in investments. The Group would be exposed to risks of loss when the value of portfolio investment is decreased.

Total assets of the unconsolidated structured entities, the carrying value of the related items recorded, the maximum exposure to risks, and the loss recognized in conjunction with the unconsolidated structured entities as of December 31, 2016 and 2017 are as follows (Unit: Korean Won in millions):

	December 31, 2016
	Asset securitization vehicle	Structured finance	Investment Funds
Total asset of the unconsolidated structured entities	8,426,713	61,324,862	9,131,362
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	3,361,910	2,790,215	1,749,494
Loans and receivables	65,470	2,414,044	—
Financial assets held for trading	—	254,150	—
Available-for-sale financial assets	1,216,446	115,843	1,664,865
Held-to-maturity financial assets	2,079,648	—	—
Investments in joint ventures and associates	—	—	84,629
Derivative assets	346	6,178	—
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	1,363	1,224	—
Derivative liabilities	201	362	—
Other liabilities (including provisions)	1,162	862	—
The maximum exposure to risks	4,263,993	3,802,210	1,749,494
Investments	3,361,910	2,790,215	1,749,494
Purchase agreements	28,000	—	—
Credit facilities	834,083	970,195	—
Other commitments	40,000	41,800	—
Loss recognized on unconsolidated structured entities	6,353	71,185	683

	December 31, 2017
	Asset securitization vehicle	Structured finance	Investment Funds
Total asset of the unconsolidated structured entities	7,295,601	40,172,830	13,641,135
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	3,215,159	2,314,043	1,138,523
Loans and receivables	43,180	1,969,760	—
Financial assets held for trading	—	233,428	10,160
Available-for-sale financial assets	902,390	106,819	904,774
Held-to-maturity financial assets	2,269,451	—	—
Investments in joint ventures and associates	—	—	223,589
Derivative assets	138	4,036	—
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	1,433	1,506	—
Derivative liabilities	575	968	—
Other liabilities (including provisions)	858	538	—
The maximum exposure to risks	4,032,531	2,918,448	1,138,523
Investments	3,215,159	2,314,043	1,138,523
Credit facilities	817,372	604,405	—
Loss recognized on unconsolidated structured entities	837	3,939	5,993

(6)	The details of the limitations with regard to the transfer of assets or the redemption of liabilities within the Group are provided below.

Some subsidiaries are regulated by the rules of the jurisdictions, in which they were incorporated, with regard to funding or management of deposits. Also, there is the limitation that they must have pre-approval from their regulators in case of remittance of earnings to the Group.

(7)	Subsidiaries of which non-controlling interests are significant to the Group’s consolidated financial statements are as follows (Unit: Korean Won in millions):

1) Accumulated non-controlling interests at the end of the period

	December 31, 2016	December 31, 2017
Woori Investment Bank	73,986	119,111
PT Bank Woori Saudara Indonesia 1906 Tbk	70,249	64,877
Wealth Development Bank	16,983	16,778

2) Net income attributable to non-controlling interests

	For the year ended December 31, 2015	For the year ended December 31, 2016	For the year ended December 31, 2017
Woori Investment Bank	4,353	9,990	8,370
PT Bank Woori Saudara Indonesia 1906 Tbk	6,241	6,383	8,882
Wealth Development Bank	—	611	648

3) Dividends to non-controlling interests

	For the year ended December 31, 2015	For the year ended December 31, 2016	For the year ended December 31, 2017
PT Bank Woori Saudara Indonesia 1906 Tbk	778	1,242	1,513